Finance Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2026	$ 353,362
Total lease payments	353,362
Less: interest	(17,171)
Present value of finance lease liabilities	336,191
Finance lease liabilities, current	336,191	$ 1,603,694
Finance lease liabilities, non-current		$ 629,053